Deferred income tax assets and liabilities, net (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Income Tax Assets And Liabilities Net Details 2
Schedule of deferred income tax assets and liabilities

This caption is made up as follows:

	As of January 01, 2016	Effect on profit or loss	Effect on OCI	Discontinued operations	As of December 31, 2016	Effect on profit or loss	Effect on OCI	Discontinued operations	As of December 31, 2017
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Movement of deferred income tax assets:
Deferred income tax assets
Provision for vacations	355	(116)	—	(167)	72	16	—	—	88
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes	(467)	14	—	455	2	34	—	—	36
Other	62	10	—	(36)	36	(18)	—	—	18
Tax-loss carry forward	21,127	301	—	(16,475)	4,953	(4,953)	—	—	—
Pre-operating costs	—	1,287	—	—	1,287	(1,287)	—	—	—
Total deferred income tax assets	21,077	1,496	—	(16,223)	6,350	(6,208)	—	—	142

Movement of deferred income tax liabilities:
Deferred income tax assets
Impairment of zinc mining assets	24,986	3,332	—	—	28,318	—	—	—	28,318
Impairment on brine project assets, note 1.2	—	—	—	—	—	17,087	—	—	17,087
Long-term incentive plan	10,334	(196)	—	—	10,138	(1,194)	—	—	8,944
Provision for vacations	4,051	(382)	—	—	3,669	157	—	—	3,826
Available-for-sale financial investment from spin-off, note 1.1	—	—	—	—	—	—	—	2,253	2,253
Discounts on trade receivables	—	—	—	—	—	1,093	—	—	1,093
Other	5,795	(2,016)	—	—	3,779	1,849	—	—	5,628
	45,166	738	—	—	45,904	18,992	—	2,253	67,149
Deferred income tax liabilities
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes	(124,157)	(33,479)	—	—	(157,636)	(11,332)	—	—	(168,968)
Effect of costs of issuance of senior notes	(3,218)	312	—	—	(2,906)	484	—	—	(2,422)
Net gain on cash flow hedge	(32,439)	711	11,104	—	(20,624)	9,203	11,277	—	(144)
Effect of available-for-sale investments disposed, note 9	3	—	(65)	—	(62)	—	62	—	—
Other	(4,424)	(4)	—	—	(4,428)	(10)	—	—	(4,438)
	(164,235)	(32,460)	11,039	—	(185,656)	(1,655)	11,339	—	(175,972)
Total deferred income tax liabilities, net	(119,069)	(31,722)	11,039	—	(139,752)	17,337	11,339	2,253	(108,823)
		(30,226)	11,039	(16,223)		11,129	11,339	2,253

Schedule of reconciliation between tax expenses and the product

A reconciliation between tax expenses and the product of the accounting profit multiplied by Peruvian tax rate for the years 2017, 2016 and 2015 is as follows:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Profit before income tax from continuing operations	128,417	198,110	306,770
Loss before income tax from discontinued operations	(1,305)	(12,988)	(8,861)
Accounting profit before income tax	127,112	185,122	297,909
At statutory income tax rate of 29.5% (2016: 28%, 2015:28%)	(37,498)	(51,834)	(83,415)

Differences
Non-deductible expenses, net	(8,776)	(5,592)	(5,274)
Effect of tax-loss carry forward non-recognized	(246)	(171)	(233)
Dividends obtained from available-for-sale investments	39	8	34
Effect of the change in income tax-rate	—	(14,639)	2,646

At the effective income tax rate of 37% in 2017 (2016: 39% and 2015: 29%)	(46,481)	(72,228)	(86,242)

Income tax from continuing operations	(47,032)	(78,627)	(89,383)
Income tax from discontinued operations	551	6,399	3,141

	(46,481)	(72,228)	(86,242)

Schedule of income tax expenses

The income tax expenses shown for the years ended December 31, 2017, 2016 and 2015 are:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Consolidated statements of profit or loss
Current	(58,161)	(48,401)	(61,007)
Deferred	11,129	(30,226)	(28,376)

	(47,032)	(78,627)	(89,383)

Schedule of composition of deferred tax

Following is the composition of deferred income tax related to items recognized in OCI and equity during the year:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Tax effect on unrealized gain (loss) on available-for-sale financial asset	61	(57)	79
Tax effect on unrealized gain (loss) on derivative financial asset	11,278	10,272	(4,098)
Effect of the change in income tax-rate	—	824	—

Total deferred income tax in OCI	11,339	11,039	(4,019)

Temporary difference on purchase of treasury shares	—	—	(30)
Temporary difference on available for sale financial investments from spin-off, note 1.1	2,253	—	—

Total deferred income tax in equity	2,253	—	(30)